Revenues (Details) - Schedule of contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of contract liabilities [Abstract]
Balance at beginning of year	$ 2,302	$ 349
Balance at end of year	2,649	2,302
Deferred revenue relating to new sales	735	2,069
Revenue recognition during the period	$ (389)	$ (116)